CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 20,882	¥ 143,736	¥ 106,818
Short-term investments	437	3,011	4,700
Restricted cash and escrow receivables	386	2,655	1,346
Investment securities	589	4,054	4,178
Prepayments, receivables and other assets	4,127	28,408	16,542
Total current assets	26,421	181,864	133,584
Investment securities	4,569	31,452	29,392
Prepayments, receivables and other assets	1,264	8,703	6,288
Investment in equity investees	17,487	120,368	91,461
Property and equipment, net	2,936	20,206	13,629
Land use rights, net	682	4,691	2,876
Intangible assets, net	2,050	14,108	5,370
Goodwill	18,221	125,420	81,645
Total assets	73,630	506,812	364,245
Current liabilities:
Current bank borrowings	864	5,948	4,304
Current unsecured senior notes	1,300	8,949
Income tax payable	890	6,125	2,790
Escrow money payable	337	2,322
Accrued expenses, accounts payable and other liabilities	6,825	46,979	27,325
Merchant deposits	1,190	8,189	7,314
Deferred revenue and customer advances	2,187	15,052	10,297
Total current liabilities	13,593	93,564	52,030
Deferred revenue	93	641	418
Deferred tax liabilities	1,505	10,361	6,480
Non-current bank borrowings	4,498	30,959	1,871
Non-current unsecured senior notes	6,665	45,876	51,391
Other liabilities	188	1,290	2,166
Total liabilities	26,542	182,691	114,356
Commitments and contingencies
Mezzanine equity	434	2,992	350
Alibaba Group Holding Limited shareholders' equity:
Ordinary shares, US$0.000025 par value; 4,000,000,000 shares authorized as of March 31, 2016 and 2017; 2,473,927,859 and 2,529,364,189 shares issued and outstanding as of March 31, 2016 and 2017, respectively		1	1
Additional paid-in capital	23,911	164,585	132,206
Treasury shares, at cost	(410)	(2,823)
Restructuring reserve	(91)	(624)	(888)
Subscription receivables	(9)	(63)	(172)
Statutory reserves	593	4,080	3,244
Accumulated other comprehensive income
Cumulative translation adjustments	(526)	(3,618)	(1,050)
Unrealized gains on available-for-sale securities, interest rate swaps and others	1,264	8,703	4,894
Retained earnings	15,772	108,558	78,752
Total Alibaba Group Holding Limited shareholders' equity	40,504	278,799	216,987
Noncontrolling interests	6,150	42,330	32,552
Total equity	46,654	321,129	249,539
Total liabilities, mezzanine equity and equity	$ 73,630	¥ 506,812	¥ 364,245